BORROWINGS (Details Narrative) - JPY (¥) ¥ in Thousands	11 Months Ended	12 Months Ended
	Jan. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Aug. 30, 2024	Oct. 16, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Weighted average interest rate on short-term borrowings		3.81%	2.70%		15.00%	10.00%
Other non-operating income (expenses)		¥ 421	¥ (1,437)	¥ 386
Unpaid guaranty fees		792
Chief Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued expenses and other current liabilities		800	0
Other non-operating income (expenses)		100	1,400	¥ 0
Unpaid guaranty fees		¥ 9,900
Number of common shares		53,940
Line of Credit Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit facility, maximum amount	¥ 200,000
Line of Credit Agreement [Member] | Unused lines of Credit [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Unused line of credit		¥ 126,000	¥ 95,000